Consolidated statement of cash flows - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2020		Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Cash flows provided by (used in) operating activities
Net income		$ 1,172		$ 392	$ 1,398	$ 2,776	$ 3,928
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		525		1,412	291	2,198	884
Amortization and impairment	[1]	249		280	177	775	526
Stock options and restricted shares expense		4		4	5	11	14
Deferred income taxes		(52)		(67)	5	(212)	90
Losses (gains) from debt securities measured at FVOCI and amortized cost		(10)		16	(5)	(5)	(28)
Net losses (gains) on disposal of land, buildings and equipment				3	(6)	4	(7)
Other non-cash items, net		(89)		(624)	175	(781)	(190)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		(1,348)		(1,726)	(2,529)	(5,532)	553
Loans, net of repayments		6,334		(18,853)	(2,751)	(16,635)	(14,103)
Deposits, net of withdrawals		22,072		43,555	2,868	78,345	16,651
Obligations related to securities sold short		1,287		(2,487)	(645)	591	(239)
Accrued interest receivable		223		(98)	77	276	(29)
Accrued interest payable		(238)		3	(123)	(347)	18
Derivative assets		(3,107)		(15,084)	(2,458)	(19,547)	(3,151)
Derivative liabilities		1,643		15,675	3,124	17,570	4,921
Securities measured at FVTPL		(3,278)		5,859	5,753	(6,428)	(4,530)
Other assets and liabilities measured/designated at FVTPL		759		879	917	588	1,639
Current income taxes		292		(26)	(35)	1,508	(322)
Cash collateral on securities lent		(8)		(50)	29	(258)	(814)
Obligations related to securities sold under repurchase agreements		(14,802)		22,637	589	13,174	19,257
Cash collateral on securities borrowed		(1,480)		896	380	(3,548)	589
Securities purchased under resale agreements		10,574		(8,414)	(2,506)	1,353	(7,188)
Other, net		(2,147)		(143)	(2,184)	(2,587)	(5,806)
Cash flows provided by (used in) operating activities		18,575		44,039	2,546	63,289	12,663
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness		1,000			1,500	1,000	1,500
Redemption/repurchase/maturity of subordinated indebtedness					(1)		(1)
Issue of preferred shares, net of issuance cost					247		568
Issue of common shares for cash		41		35	38	159	114
Purchase of common shares for cancellation				(69)		(234)
Net sale (purchase) of treasury shares		(3)		(3)	2	(5)	2
Dividends paid		(642)		(643)	(612)	(1,921)	(1,783)
Repayment of lease liabilities		(77)		(77)		(229)
Cash flows provided by (used in) financing activities		319		(757)	1,174	(1,230)	400
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(16,201)		(17,997)	(9,394)	(44,019)	(29,685)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		4,159		1,621	3,704	9,537	11,124
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		4,952		6,028	1,814	18,125	5,218
Net sale (purchase) of land, buildings and equipment		(98)		(49)	(54)	(209)	(166)
Cash flows provided by (used in) investing activities		(7,188)		(10,397)	(3,930)	(16,566)	(13,509)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		(103)		129	(27)	38	7
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period		11,603		33,014	(237)	45,531	(439)
Cash and non-interest-bearing deposits with banks at beginning of period		37,768	[2]	4,754	4,178	3,840	4,380
Cash and non-interest-bearing deposits with banks at end of period	[2]	49,371		37,768	3,941	49,371	3,941
Cash interest paid		1,347		1,937	2,700	5,817	7,652
Cash interest received		3,850		4,384	5,162	13,373	14,862
Cash dividends received		211		220	186	625	529
Cash income taxes paid (received)		$ 69		$ 163	$ 403	$ (600)	$ 1,241

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
[2]	Cash includes restricted balances of $468 million (April 30, 2020: $698 million; July 31, 2019: $476 million) and interest-bearing demand deposits with Bank of Canada.